Capital Management (Tables)	12 Months Ended
Dec. 31, 2017
Capital Management [abstract]
Schedule of Capital

	December 31,	December 31,
	2017	2016
Shareholders’ equity	$23,496	$10,382
Operating borrowings	1,200	2,111
Long-term debt and repayable government contributions	11,284	12,043
Total	35,980	24,536
Less Cash and cash equivalents and restricted cash	22,414	11,278
Total capital employed	$13,566	$13,258